OPTIONS AND WARRANTS (Schedule of Activity in Options and Warrants) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cancelled	(1,092,500)
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning	4,542,500	5,042,500	2,587,500
Balance at beginning	$ 0.41	$ 0.40	$ 0.35
Issued			2,500,000
Issued			$ 0.25
Cancelled		(500,000)	(45,000)
Cancelled		$ (0.25)	$ (0.25)
Balance at end		4,542,500	5,042,500
Balance at end	$ 0.36	$ 0.41	$ 0.40
Aggregate Intrinsic Value	$ 579,494	$ 118,148
Aggregate Intrinsic Value	$ 579,494	$ 118,148
Cancelled		$ 0.25	$ 0.25
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning	38,920,378	29,849,761	18,025,000
Balance at beginning	$ 0.27	$ 0.23	$ 0.24
Cancelled		(1,000,000)
Cancelled
Balance at end		38,920,378	29,849,761
Balance at end	$ 0.25	$ 0.27	$ 0.23
Aggregate Intrinsic Value	$ 15,067,991	$ 2,973,660	$ 1,956,750
Granted		17,180,957	31,535,475
Granted		$ 0.31	$ 0.12
Exercised		(7,110,340)	(19,710,714)
Exercised		$ 0.09	$ 0.07
Aggregate Intrinsic Value	$ 15,067,991	$ 2,973,660	$ 1,956,750
Cancelled